Accounts Payable	12 Months Ended
Dec. 31, 2018
Accounts Payables [Abstract]
ACCOUNTS PAYABLE

NOTE 10: ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2018	2017
	U.S. dollars in thousands

Trade payables	8	4
Employees, consultants and payroll accruals	20	20
Accrued expenses	225	276

	253	300

The carrying amount of other accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of other accounts payable is denominated in the following currencies:

	December 31,
	2018	2017
	U.S. dollars in thousands

U.S. dollars	189	244
NIS (not linked to the Israeli CPI)	64	56

	253	300